U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24F-2

1.  Name and address of issuer:
        The Caldwell & Orkin Funds, Inc.
        6200 Corners Parkway Suite 150
        Norcross, GA 30092

2.  Name of each series or class of funds for which this notice is filed:
        Caldwell & Orkin Funds

3.  Investment Company Act File Number: 811-06113
         Securities Act File Number: 33- 35156

4(a) Last day of fiscal year for which this notice is filed: April 30, 2000

4(b) Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) [ ]

        Note: if the Form is being filed late, interest must be paid on the registration fee due.

4(c) Check box if this is the last time the issuer will be filing this Form. [ ]

5. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $62,470,328

    (ii)  Aggregate price of securities redeemed or repurchased during the fiscal year: $215,816,216

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0

    (iv)  Total available redemption credits [add items 5(ii) and 5(iii):
          $215,816,216

    (v)   Net sales - if item 5(I) is greater than item 5(iv) [subtract item 5(iv)
          form item 5(i)]: $0

    (vi)  Redemption credits available for use in future years - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(I)]: $ 153,345,888

    (vii) Multiplier for determining registration fee (see instruction C.9)
          x.000264

    (viii)Registration fee due [multiply item 5(v) by item 5(vii)] Enter "0" if no fee is due): =$0

6.  Prepaid Shares

    If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule
    24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D): +$0

8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]: =$0

9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

Method of Delivery: [X] No Payment Due

                               [  ] Wire Transfer

                               [  ] Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the Capacities and on the dates indicated.

By (Signature and Title)* ______________________________
Date:     6/23/00         /S/ Michael B. Orkin, President